Income taxes - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ (20)	€ 63	€ (4)
Deferred tax on net gain/loss on pension plan remeasurements	(11)	63	(16)
Current tax on net gain/loss on pension plan remeasurements	0	1	0
Total taxes charged/(credited) to OCI	(31)	127	(20)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): share-based compensation	(2)	(3)	1
Current tax charge/(credit): share-based compensation	(8)	0	(3)
Total taxes charged/(credited) to equity	€ (10)	€ (3)	€ (2)